Warrant Liability	12 Months Ended
Dec. 31, 2023
Warrant Liability [Abstract]
WARRANT LIABILITY
11.	WARRANT LIABILITY

The balance of the warrant liability is as follows:

	Issued	Issued	Issued	Issued		Issued
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023		October 31, 2023	Total
Balance December 31,2021	2,176,686	-	-	-		-	2,176,686
Warrants issued	-	10,038,418	2,494,812	-		-	12,533,230
Exercise Of pre-funded warrants	-	(2,560,400)	(222,441)	-		-	(2,782,841)
Change in fair value	(1,978,953)	(6,976,688)	(236,630)	-		-	(9,192,271)
Balance December 31, 2022	197,733	501,330	2,035,741	-		-	2,734,804
Warrants issued	-	-	-	-		339,200	339,200
Change in fair value	(197,733)	(498,172)	(1,470,795)	3,410,100	*	273,989	1,517,389
Transaction Costs	-	-	-	-		(307,600)	(307,600)
Exercise of warrants		-				(152,314)	(152,314)
Transfer to equity	-	-	(564,946)	(3,410,100)		-	(3,975,046)
Balance December 31, 2023	-	3,158	-	-		153,275	156,433

*	Includes the fair value of the issuance of the 25,776 inducement warrants in the amount of $2,875,580.

January 19, 2023

On January 19, 2023, the Company entered into warrant exercise agreements with fourteen existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 25,776 (18,042,913 before the 1-100 and 1-7 reverse stock splits) of the Company’s common shares. In consideration for the immediate exercise of the outstanding warrants for cash, the Company agreed to reduce the exercise price from $161.00 ($0.23 before the 1-100 and 1-7 reverse stock splits) to $140.00 per share ($0.20 per share before the 1-100 and 1-7 reverse stock splits) and issue new unregistered warrants to purchase up to an aggregate of 25,776 (18,042,913 before the 1-100 and 1-7 reverse stock splits) common shares with an exercise price of $14 per share ($0.20 per share before the 1-100 and 1-7 reverse stock splits). The gross proceeds to the Company from the exercise totaled approximately $3,608,571, prior to deducting warrant inducement agent fees and offering expenses.

These new 25,776 warrants are exercisable immediately upon issuance at an exercise price of $140 per share ($0.20 per share before the 1-100 and 1-7 reverse stock splits) and have a term of exercise equal to five years. In connection with the exercise, the Company will be required pursuant to the terms of 4,270 (2,989,100 before the 1-100 and 1-7 reverse stock splits) of its remaining unexercised common share purchase warrants, to reduce the exercise price of such warrants from $161.00 ($0.23 before the 1-100 and 1-7 reverse stock splits) to $140 per share ($0.20 per share before the 1-100 and 1-7 reverse stock splits).

On March 30, 2023, the SEC accepted the registration statement of the Company to the effect that all of the 30,045 outstanding $140.00 warrants become immediately a cashless exercise with an exercise price of $NIL and their underlying shares become immediately tradeable. Subsequent to the quarter ended March 31, 2023, 30,045 warrants were exercised cashless in exchange for 30,045 common shares of the Company. All of the warrants that became cashless exercise were transferred to equity at March 30, 2023, as they no longer met the definition of a liability.

The fair value of the 25,776 warrants issued at January 19, 2023 was $2,875,580 and was determined using the stock price of $133, with a 15% discount for lack of marketability. This method was used as the warrants contained an alternative cashless exercise feature.

The fair value of the warrants on March 30, 2023 was $3,410,100 and was determined using the stock price on the date, as the warrants were cashless exercise at that date.

November 3, 2021 warrants

The warrants allow for the purchase of 3,061 common shares (2,142,857 before the 1-100 and 1-7 reverse stock splits) of the Company at an exercise price of US2,800.00 per common share. The warrants expire 5 years from the issue date of the promissory note. Under the terms of the warrants, the exercise price of the warrant will be adjusted if the Company closes an offering where the common shares of the Company are offered at a price less than the exercise price, resulting in a revision of the exercise price equal to the common share offering. Because the exercise price of the warrants will vary if the Company issues common shares at a price lower than the exercise price of the warrants, the warrants are classified as liabilities (Note 12 for the change in exercise price as of January 13, 2022, to $161 per share ($0.23 per share before the 1-100 and 1-7 reverse stock splits).

At December 31, 2021 the fair value of the 2,704 warrants (1,892,857 before the 1-100 and 1-7 reverse stock splits) was determined to be $2,176,686 as calculated using the Black-Scholes option pricing model with the following assumptions: initial stock price of $2,590 ($3.70 before the 1-100 and 1-7 reverse stock splits), strike rate $2,800 ($4.00 before the 1-100 and 1-7 reverse stock splits)., expected volatility 37%, dividend yield 0%, risk free rate 0.67%.

At December 31, 2022 the fair value of the 2,704 warrants (1,892,857 before the 1-100 and 1-7 reverse stock splits) was $197,733 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $105.00 ($0.15 before the 1-100 and 1-7 reverse stock splits). strike rate $161 ($0.23 before the 1-100 and 1-7 reverse stock splits), dividend yield 0%, term 3.84 years, volatility 110% and risk-free rate 4.08%.

At January 19, 2023 prior to exercise, the fair value of the 2,704 warrants was $NIL and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $1,330 ($1.90 before the 1-100 and 1-7 reverse stock splits). strike rate $1,400 ($20.00 before the 1-100 and 1-7 reverse stock splits). dividend yield 0%, term 0.0 years, volatility 130% and risk-free rate 3.62%.

January 11, 2022 warrants

The Company assessed that the 12,171 warrants ( 8,519,999 before the 1-100 and 1-7 reverse stock splits). and 2,114 pre-funded warrants (1,480,000 before the 1-100 and 1-7 reverse stock splits).issued in the January 2022 equity offering (Note 12), did not meet the “fixed for fixed” test and are therefore recorded as liabilities at fair value through profit and loss, and revalued at the end of each period.

The fair value of the warrants as at the issuance date was $10,038,148 and was determined using a residual value method with the common shares. For the 1,863 warrants (1,304,347 before the 1-100 and 1-7 reverse stock splits). issued to the underwriter as over-allotment warrants, the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, and a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability (Note 12).

At December 31, 2022 the fair value of the warrants was $501,330 and was determined initial stock price $105.00 ($0.15 before the 1-100 and 1-7 reverse stock splits). strike rate $1,610 ($2.30 before the 1-100 and 1-7 reverse stock splits), stock price $0.15, strike rate $2.30, dividend yield 0%, term 4.03 years, volatility 110% and risk-free rate 4.08%.

At December 31, 2023 the fair value of the 14,285 warrants was $3,158 and was determined using a Black-Scholes option pricing model with the following assumptions: initial stock price $4.21 ($2,947 before the 1-100 and 1-7 reverse stock splits), strike rate $1,610 (2.30 before the 1-100 and 1-7 reverse stock splits), dividend yield 0%, term 3.03 years, volatility 135% and risk-free rate 3.97%. This resulted in a gain of $498,172 in the year.

October 12, 2022 warrants

The Company assessed that the 24,857 (17,400,000 warrants before the 1-100 and 1-7 reverse stock splits) and 2,271 pre-funded warrants (1,590,000 before the 1-100 and 1-7 reverse stock splits) issued as part of the October 2022 equity offering (as more fully described in Note 12, did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period.

The fair value of the warrants as at the issuance date was $2,065,886 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $98.00 ($0.14 before the 1-100 and 1-7 reverse stock splits); exercise price $161 ($0.23 before the 1-100 and 1-7 reverse stock splits); expected volatility: 135%; dividend yield 0%; risk free rate: 4.08%. As the warrants are treated as a liability, the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance (Note 12).

The fair value of the 24,857 warrants (17,400,000 warrants before the 1-100 and 1-7 reverse stock splits) as at December 31, 2022 was $1,850,758 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $105.00 ($0.15 before the 1-100 and 1-7 reverse stock splits). strike rate $1,610 ($2.30 before the 1-100 and 1-7 reverse stock splits),; expected volatility: 100%; dividend yield 0%; risk free rate: 3.98%.

On January 19, 2023, the warrant holders entered into the agreement noted above to exercise 23,071 (16,150,000 before the 1-100 and 1-7 reverse stock splits); of the 24,857 (17,400,000 warrants before the 1-100 and 1-7 reverse stock splits) and receive new warrants in exchange. This resulted in the recognition of a change in fair value of $702,898 gain.

The remaining 1,786 warrants (1,250,000 before the 1-100 and 1-7 reverse stock splits) that were outstanding at January 19, 2023 were converted to cashless exercise warrants on March 30, 2023 as described above resulting in a loss of $103,293.

The fair value of the 1,786 unexercised warrants (1,250,000 before the 1-100 and 1-7 reverse stock splits) on January 19, 2023 was $132,957 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $1,330 ($1.90 before the 1-100 and 1-7 reverse stock splits); exercise price $1,400 ($2.00 before the 1-100 and 1-7 reverse stock splits); term 4.73 years; expected volatility: 115%; dividend yield 0%; risk free rate: 3.49%.

The fair value of the pre-funded warrants was $222,441 and was determined by reference to the share price of: $98.00 ($0.14 before the 1-100 and 1-7 reverse stock splits) on the day of the offering. The pre-funded warrants were subsequently exercised in 2022 for gross proceeds of $15,900, converting into 2,271 common shares, 1,590,00 before the 1-100 and 1-7 reverse stock splits) that were fully issued.

In connection with the October 2022 equity offering, the Company issued 2,484 waiver warrants (1,739,130 before the 1-100 and 1-7 reverse stock splits) exercisable at $16.10 per share ($0.23 before the 1-100 and 1-7 reverse stock splits); which expire, if unexercised, on October 12, 2027, to entice the holder of the convertible promissory note to waive their right to block the equity offering. The waiver warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss and revalued at the end of each period.

The value of the waiver warrants was included as part of the direct costs related to the issuance of the common shares and warrants therefore did not receive any allocation of gross proceeds. The following is a summary of the fair value of the warrants issued as part of the October 2022 equity offering:

Fair value - Warrants and pre-funded warrants	$2,288,327
Fair value - Waiver warrants	206,485
Total	$2,494,812

The fair value of the waiver warrants as at the issuance date was $206,485 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price: $98.00 ($0.14 before the 1-100 and 1-7 reverse stock splits); exercise price $1,610 ($0.23 before the 1-100 and 1-7 reverse stock splits); expected volatility: 135%; dividend yield 0%; risk free rate: 4.08%.

The fair value of the waiver warrants as at December 31, 2022 was $184,983 and was determined using the Black-Scholes Option Pricing Model with the following assumptions: share price$105.00 ($0.15 before the 1-100 and 1-7 reverse stock splits). strike rate $16.10 ($0.23 before the 1-100 and 1-7 reverse stock splits); expected volatility: 100%; dividend yield 0%; risk free rate: 3.10%.

The fair value of the waiver warrants as at March 30, 2023 prior to transfer to equity was $328,696, resulting in a gain of $143,713 and was determined using the stock price of $133, as the warrants were cashless with exercise price of $NIL at that date.

October 31, 2023 Warrants and Pre-funded Warrants

The Company closed an equity offering on October 31, 2023. at a price of $4.55 ($0.65 before the 1-7 reverse stock split) on 267,143 common shares (1,870,000 before the 1-7 reverse stock split) for gross proceeds of $1,215,500 and for a purchase price of $4.48 per warrant ($0.64 before the 1-7 reverse stock split) on 75,714 pre-funded warrants to purchase common shares (530,000 before the 1-7 reverse stock split) for gross proceeds of $339,200. Total offering gross proceeds received of $1,554,700 prior to share issuance costs.

The 75,714 pre-funded warrants is exercisable into one common share at an exercise price of $0.07 ($0.01 before the 1-7 reverse stock split). These prefunded warrants also contain a cashless exercise option. Cashless Exercise. If at the time of exercise hereof, there is no effective registration statement registering the Warrant Shares or the prospectus contained therein is not available for issuance of the Warrant Shares to the Holder, then this Warrant may be exercised, in whole or in part by means of a “cashless exercise”.

On November 1, 2023, 25,714 of the prefunded warrants (180,000 before the 1-7 reverse stock split) were exercised. In lieu of the warrant holders paying the $0.07 ($0.01 before the 1-7 reverse stock split) to exercise the option of these warrants, the warrant holder chose the cashless exercise option and received 177,313 common shares (25,330 before the 1-7 reverse stock split).

Management has revalued the 50,000 (350,000 equivalent 1-7 pre-reverse split) prefunded warrants based on their intrinsic value on December 12, 2023, using the stock price of $2.93, resulting in a gain of $81,000.

On December 12, 2023, 12,977 prefunded warrants (90,839 before the 1-7 reverse stock split) of the 50,000 (350,000 before the 1-7 reverse stock split)) owned by Lind Partners were exercised by paying $0.07 per warrant (($0.01 before the 1-7 reverse stock split).

At year end there are 37,023 prefunded warrants outstanding with a $0.07 exercise price with a fair value of $153,275. The fair value of the pre-funded warrants was assumed to be equal to the stock price given the instrument had a minimal exercise price of $0.07 and a perpetual term to maturity. This resulted in a change in fair value at December 31, 2023 of a loss of $47,389.